FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
Southern California Gas Company Retirement Savings Plan 002
EBP, Schedule of Asset Held for Investment [Line Items]
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

SOUTHERN CALIFORNIA GAS COMPANY RETIREMENT SAVINGS PLAN
Employer ID No: 95-1240705
Plan Number: 002

FORM 5500, SCHEDULE H, PART IV, LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

(c)
	(b)	Description of Investment		(e)
	Identity of Issue, Borrower,	Including Maturity Date, Rate of Interest,	(d)	Current
(a)	Lessor, or Similar Party	Collateral, Par, or Maturity Value	Cost	Value

*	Participant loans	Interest rates from 4.25% to 9.50%; maturities through December 2040	**
$65,547,317

*	Party-in-interest to the Plan.
**	Cost not required to be presented for participant-directed investments.